Schedule of accruals and other payables (Details) - USD ($)	Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Payables and Accruals [Abstract]
Provisions and accruals	$ 57,506		$ 44,482		$ 43,668
Others	281,077	[1]	298,179	[1],[2]	309,545	[2]
Balance at end of period/year	$ 338,583		$ 342,661		$ 353,213

[1]	Other payables mainly consist of members allocated redemption points for commissions.
[2]	Other payables mainly consist of members allocated redemption points and commission payable.